Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of Inventories

	2025	2024
	US$'000	US$'000
		(Recast)
Raw materials and stores	18,734	8,915
Work in progress	9,789	8,598
Finished goods	25,413	8,686
Provision for obsolescence	(16,856)	(2,579)
Total inventories	37,080	23,620